Commitments and Contingencies (Details) - Schedule of supplemental cash flow and other information related to leases - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
ROU assets obtained in exchange for lease liabilities:
Operating leases	$ 8,897,639	$ 1,098,769	$ 1,805	$ 223,242
Weighted average remaining lease term (in years):
Operating leases	4 years 7 months 6 days	3 years 11 months 23 days	3 years 10 months 17 days	4 years 14 days
Weighted average discount rate:
Operating leases	8.57%	4.25%	4.02%	4.25%